Insurance (Guarantees Related to Annuity Contracts) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Variable Annuity
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance at January 1,	$ 276	$ 278	$ 216
Incurred guaranteed benefits	44	(2)	63
Liabilities for Guarantees on Long-Duration Contracts, Payment for Benefits	1	0	(1)
Balance at December 31,	321	276	278
Variable Annuity | GMDBs
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance at January 1,	18	12	14
Incurred guaranteed benefits	7	6	(1)
Liabilities for Guarantees on Long-Duration Contracts, Payment for Benefits	1	0	(1)
Balance at December 31,	26	18	12
Variable Annuity | GMIBs
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance at January 1,	258	266	202
Incurred guaranteed benefits	37	(8)	64
Liabilities for Guarantees on Long-Duration Contracts, Payment for Benefits	0	0	0
Balance at December 31,	295	258	266
Net Ceded and Assumed Liabilities For Guarantees
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance at January 1,	122	119	86
Incurred guaranteed benefits	24	3	34
Liabilities for Guarantees on Long-Duration Contracts, Payment for Benefits	(1)	0	(1)
Balance at December 31,	145	122	119
Net Ceded and Assumed Liabilities For Guarantees | GMDBs
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance at January 1,	16	11	12
Incurred guaranteed benefits	10	5	0
Liabilities for Guarantees on Long-Duration Contracts, Payment for Benefits	(2)	0	(1)
Balance at December 31,	24	16	11
Net Ceded and Assumed Liabilities For Guarantees | GMIBs
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance at January 1,	106	108	74
Incurred guaranteed benefits	14	(2)	34
Liabilities for Guarantees on Long-Duration Contracts, Payment for Benefits	1	0	0
Balance at December 31,	121	106	108
Net Liabilities For Guarantees
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance at January 1,	154	159	130
Incurred guaranteed benefits	20	(5)	29
Liabilities for Guarantees on Long-Duration Contracts, Payment for Benefits	2	0	0
Balance at December 31,	176	154	159
Net Liabilities For Guarantees | GMDBs
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance at January 1,	2	1	2
Incurred guaranteed benefits	(3)	1	(1)
Liabilities for Guarantees on Long-Duration Contracts, Payment for Benefits	3	0	0
Balance at December 31,	2	2	1
Net Liabilities For Guarantees | GMIBs
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance at January 1,	152	158	128
Incurred guaranteed benefits	23	(6)	30
Liabilities for Guarantees on Long-Duration Contracts, Payment for Benefits	(1)	0	0
Balance at December 31,	$ 174	$ 152	$ 158